Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

	Three Months Ended
	Dec. 31, 2014	Sept. 30, 2014	June 30, 2014	Mar 31, 2014	Dec. 31, 2013	Sept. 30, 2013	June 30, 2013	Mar 31, 2013
Statements of Operations Data:
Revenue	$505	$143	$97	$27	$—	$—	$—	$—
Loss from operations	(7,547)	(6,776)	(5,946)	(6,825)	(3,419)	(3,435)	(2,989)	(3,060)
Net loss	(7,954)	(7,294)	(6,392)	(7,008)	(3,505)	(3,522)	(3,090)	(3,200)
Net loss attributable to common stockholders	(7,954)	(7,294)	(6,397)	(7,014)	(3,510)	(3,527)	(3,099)	(3,208)
Basic and diluted net loss attributable to common stockholders per share	$(0.37)	$(0.48)	$(2.10)	$(2.45)	$(1.32)	$(1.34)	$(1.19)	$(1.26)

The fourth quarter of 2014 includes collaboration revenue of $312.